Plan’s Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 004 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 938,902,117	$ 853,247,831	$ 790,536,875
Master Trust
EBP, Master Trust [Line Items]
Total Investments	1,211,953,003	1,108,954,708
Total assets	1,211,953,003	1,108,954,708
Net assets available for benefits	1,211,953,003	1,108,954,708
Plan Interest
EBP, Master Trust [Line Items]
Total Investments	912,255,486	826,981,107
Total assets	912,255,486	826,981,107
Net assets available for benefits	912,255,486	826,981,107
Mosaic Company common stock | Master Trust
EBP, Master Trust [Line Items]
Total Investments	13,661,386	14,786,436
Mosaic Company common stock | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	10,510,770	11,126,860
Mutual funds | Master Trust
EBP, Master Trust [Line Items]
Total Investments	90,608,478	94,246,522
Mutual funds | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	75,652,509	77,088,575
Common collective trust funds | Master Trust
EBP, Master Trust [Line Items]
Total Investments	1,100,476,410	979,257,298
Common collective trust funds | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	825,343,191	731,200,952
Money market fund | Master Trust
EBP, Master Trust [Line Items]
Total Investments	7,206,729	20,664,452
Money market fund | Plan Interest
EBP, Master Trust [Line Items]
Total Investments	$ 749,016	$ 7,564,720